Significant Accounting Policies - Summary of Total of Right of use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets (Detail) - Reportable Segments [member] - Operating Segments [member] - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 34,772	$ 37,116
Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	17,896	19,850
Latin America - Except Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	603	304
Rest of the World [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 16,273	$ 16,962